Segment Reporting (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	$ 1,060,054		$ 880,743		$ 704,309
Cost of revenues	(459,389)	[1]	(394,302)	[1]	(303,334)	[1]
Gross profit	600,665		486,441		400,975
Patient Monitoring And Life Support Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	449,131		386,692		316,223
Cost of revenues	(195,333)		(174,509)		(136,388)
Gross profit	253,798		212,183		179,835
In-Vitro Diagnostic Products
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	286,075		222,270		175,245
Cost of revenues	(119,420)		(98,348)		(70,554)
Gross profit	166,655		123,922		104,691
Medical Imaging Systems
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	253,234		221,603		173,170
Cost of revenues	(87,983)		(77,020)		(57,086)
Gross profit	165,251		144,583		116,084
All Other Segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenues	71,614		50,178		39,671
Cost of revenues	(56,653)		(44,425)		(39,306)
Gross profit	$ 14,961		$ 5,753		$ 365

[1]	Years Ended December 31, 2010 2011 2012 Share-based compensation charged during the years related to: Cost of revenues $ 320 $ 762 $ 811 Selling expenses 2,569 4,429 4,457 General and administrative expenses 1,591 3,118 4,409 Research and development expenses 2,800 4,059 4,307